Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 25, 2014
Registrant Name	dei_EntityRegistrantName	CURIAN VARIABLE SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001532747
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	cvst
Document Creation Date	dei_DocumentCreationDate	Jan. 16, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2015
Prospectus Date	rr_ProspectusDate	Apr. 28, 2014
Curian Long Short Credit Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
In the summary section for the Curian Long Short Credit Fund, in the sub-section entitled "Expenses," please delete the table entitled "Annual Fund Operating Expenses" in its entirety and replace it with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Less Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	rr_NetExpensesOverAssets	1.18%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	In the summary section for the Curian Long Short Credit Fund, in the sub-section entitled "Expense Example," please delete the expense example table in its entirety and replace it with the following:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	758
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,692

[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include the Acquired Fund Fees and Expenses.
[3]	Curian Capital has entered into a contractual agreement with the Fund under which it will waive 0.25% of its Management Fees. This fee waiver will have an initial term expiring on December 31, 2015, unless the Board of Trustees approves a change in or elimination of the waiver.